Related party transactions - Impact to income statement (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Disclosure of transactions between related parties
Loans to customers - amortised cost	£ 381,433	£ 366,340
Customer deposits	£ 431,377	450,318
Related party, minimum ownership interest held	10.00%
Associates, Joint Ventures and Equity Shares
Disclosure of transactions between related parties
Investments accounted for using equity method and other equity investments	£ 813	837
Loans to customers - amortised cost	13
Customer deposits	12	5
Settlement balances		34
Other comprehensive income	(8)	11
Other operating income	(11)	(30)
Associates and Joint Ventures
Disclosure of transactions between related parties
Investments accounted for using equity method	668	688
Customer deposits	2	1
Other operating income	(11)	(30)
Equity Shares
Disclosure of transactions between related parties
Investments other than investments accounted for using equity method	145	149
Loans to customers - amortised cost	13
Customer deposits	10	4
Settlement balances		34
Other comprehensive income	£ (8)	£ 11
Related party, minimum ownership interest held	10.00%